Organization and Business Operations	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
Note 1. Organization and Business Operations

GTY Technology Holdings Inc. (f/k/a GTY Govtech, Inc.), a Massachusetts corporation (“GTY”, the “Company” or “Successor”), is headquartered in Las Vegas, Nevada.

On February 19, 2019 (the “Closing Date”), the Company consummated several acquisitions (collectively, the “Acquisition”), pursuant to which it (i) acquired each of Bonfire Interactive Ltd. (“Bonfire”), CityBase, Inc. (“CityBase”), eCivis Inc. (“eCivis”), Open Counter Enterprises Inc. (“Open Counter”), Questica Inc. and Questica USCDN Inc. (together, “Questica”) and Sherpa Government Solutions LLC (“Sherpa” and together with Bonfire, CityBase, eCivis, Open Counter and Questica, the “Acquired Companies”) and (ii) became the parent company of its predecessor entity, GTY Technology Holdings Inc., a blank check company incorporated in the Cayman Islands (“GTY Cayman”). Until the Acquisition, GTY Cayman did not engage in any operations nor generate any revenues.

In connection with the closing of the Acquisition, the Company changed its name from GTY Govtech, Inc. to GTY Technology Holdings Inc. and became a successor issuer to GTY Cayman and continued the listing of its Common Stock and public warrants on the Nasdaq Capital Market (“NASDAQ”) under the symbols “GTYH” and “GTYHW,” respectively.

GTY is a public sector SAAS company which offers a cloud-based suite of solutions for North American state and local governments. GTY’s cloud-based suite of solutions for state and local governments addresses functions in procurement, payments, grant management, budgeting and permitting. The following is a brief description of each of the Acquired Companies.

Bonfire

Bonfire Interactive Ltd. was incorporated on March 5, 2012 under the laws of the Province of Ontario, and its wholly-owned subsidiary, Bonfire Interactive US Ltd., was incorporated in the United States on January 8, 2018. Bonfire is a provider of software technologies for the procurement and vendor or supplier sourcing industry across government, the broader public sector, and various highly-regulated commercial vertical markets.

Bonfire offers customers and their sourcing professionals a modern SaaS application that helps find, engage, evaluate, negotiate with, and award contracts to suppliers. Bonfire delivers workflow automation, data collection and analysis, and collaboration to drive cost savings, compliance, and strategic outcomes. All of Bonfire’s applications are delivered as a SaaS offering, and Bonfire does not market or sell professional services.

CityBase

Headquartered in Chicago, Illinois, CityBase, LLC was formed in Delaware on June 9, 2014. On July 21, 2016, CityBase, LLC was converted into a Delaware corporation, CityBase, Inc. CityBase provides dynamic content, digital services, and integrated payments via a SaaS platform that includes technological functionality accessible via web and mobile, kiosk, point-of-sale, and other channels. CityBase software integrates its platform to underlying systems of record, billing, and other source systems, and configures payments and digital services to meet the requirements of its customers. Its customers include government agencies and utility companies.

eCivis

eCivis, a Delaware corporation headquartered in Los Angeles, California, is a leading SaaS provider of grants management and indirect cost reimbursement solutions that enable its customers to standardize and streamline complex grant processes in a fully integrated platform. The eCivis platform consists of four core cloud-based products including grants research, grants management, sub-recipient management, and cost allocation and recovery. To assist its customers in the implementation of its cloud-based products, eCivis offers one-time implementation services including data integration, grants migration and change management. Additionally, eCivis provides ongoing grants management training and cost allocation plan consulting.

Open Counter

Open Counter, a Delaware corporation headquartered in San Francisco, California, is a developer and provider of software tools for cities to streamline permitting and licensing services for municipal governments. Open Counter provides customers with software through a hosted platform and also provide professional services related to software implementation.

Questica

Questica, Inc., Questica USCDN Inc., and
its wholly-owned subsidiary Questica Ltd., design and develop capital and operating budgeting software. The Questica suite of products are part of a comprehensive web-based budgeting preparation, performance, management and data visualization solution that enables public sector and non-profit organizations to improve and shorten their budgeting cycles.

Questica Inc. was organized in 1998 as an Ontario corporation, maintains two offices located in Burlington, Ontario, Canada and serves the Healthcare, K-12, Higher Education and Local Government verticals in North America. Questica USCDN was organized in 2017 as an Ontario corporation and Questica Ltd. was incorporated in 2017 in the United States as a Delaware corporation. Questica Ltd. is located in Huntington Beach, California, primarily serving the non-profit market and services a limited number of customers in the public and private sector. The majority of the Questica Ltd.’s customers are located in the U.S. and Canada, and as well as some international customers, primarily located in the United Kingdom and Africa.

Sherpa

Sherpa is a Colorado limited liability company headquartered in Denver, Colorado, established in 2004. Sherpa is a leading provider of public sector budgeting software and consulting services that help state and local governments create and manage budgets and performance. Customers purchase Sherpa’s software and engage its consulting services to configure the software and train customers on how to manage the software going forward. Following implementation, customers continue to use the software in perpetuity while paying maintenance or subscription fees.

Note 1. Organization and Business Operations

GTY Technology Holdings, Inc. (the "Company", or "GTY") was formed as a blank check company incorporated on August 11, 2016 as a Cayman Islands exempted company formed for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses (the “business combination”). Until the business combination, GTY did not engage in any operations nor generated any revenue.

 All activities through December 31, 2018 relate to the Company’s formation and the initial public offering (as defined below) and, since the closing of the initial public offering, a search for business combination candidates described below. The Company is an emerging growth company and, as such, the Company is subject to all of the risks associated with emerging growth companies.

GTY consummated the initial public offering (the “initial public offering”) of 55,200,000 units, including the issuance of 7,200,000 units as a result of the underwriters’ exercise of their over-allotment option in full at $10.00 per unit on November 1, 2016, generating gross proceeds of $552 million. GTY incurred offering costs of approximately $31 million, inclusive of approximately $30.4 million of underwriting fees. The Company paid $11.04 million of underwriting fees upon the closing of the initial public offering and deferred $19.32 million of underwriting fees until the consummation of the initial business combination.

Simultaneously with the closing of the initial public offering, the Company consummated the private placement (“private placement”) of 8,693,334 warrants (“private placement warrants”) at a price of $1.50 per private placement warrant with the Company’s sponsor, GTY Investors, LLC, a Delaware limited liability company (the “Sponsor”), generating gross proceeds of approximately $13.04 million (Note 4).

Upon the closing of the initial public offering and private placement on November 1, 2016, $552 million from the net proceeds of the sale of the units in the initial public offering and the private placement was placed in a U.S.-based trust account maintained by Continental Stock Transfer & Trust Company, acting as trustee (“Trust Account”). The funds in the Trust Account were invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), with maturities of 180 days or less or in any open-ended investment company that holds itself out as a money market fund meeting the conditions of paragraphs (d)(2), (d)(3) and (d)(4) of Rule 2a-7 of the Investment Company Act, as determined by the Company, until the completion of the business combination.

The Company provided its holders of the outstanding Class A ordinary shares sold in the initial public offering (“public shareholders”) with the opportunity to redeem all or a portion of their public shares in connection with a shareholder meeting called to approve the business combination. The public shareholders are entitled to redeem their public shares for a pro rata portion of the amount then in the Trust Account. The per-share amount to be distributed to public shareholders who redeem their public shares was not reduced by the deferred underwriting commissions the Company paid to the underwriters (as discussed in Note 5). These public shares will be recorded at a redemption value and classified as temporary equity upon the completion of the initial public offering, in accordance with Accounting Standards Codification (“ASC”) Topic 480 “
Distinguishing Liabilities from Equity
.”

Initially, GTY was required to complete its initial business combination by November 1, 2018, which was 24 months from the closing of its initial public offering. On October 30, 2018, GTY’s shareholders approved a proposal to amend GTY’s second amended and restated memorandum and articles of association to extend the date by which it had to consummate an initial business combination from November 1, 2018 to May 1, 2019 (the “Combination Period”). In connection with such proposal, GTY’s public shareholders had the right to elect to redeem their public shares for a per share price, payable in cash, based upon the aggregate amount then on deposit in the trust account. GTY’s public shareholders holding 34,011,538 Class A ordinary shares out of a total of 55,200,000 Class A ordinary shares validly elected to redeem their public shares and, accordingly, after giving effect to such redemptions, the balance in GTY’s Trust Account was approximately $216.8 million.

If the Company was unable to complete a business combination by May 1, 2019, the Company would have (i) ceased all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but no more than ten business days thereafter, redeem 100% of the outstanding public shares which redemption will completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidation distributions, if any), subject to applicable law and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining shareholders and the Company’s board of directors, proceed to commence a voluntary liquidation and thereby a formal dissolution of the Company, subject in each case to its obligations to provide for claims of creditors and the requirements of applicable law.

In connection with the redemption of 100% of the Company’s outstanding public shares for a portion of the funds held in the Trust Account, each holder would have received a full pro rata portion of the amount then in the Trust Account, plus any pro rata interest earned on the funds held in the Trust Account (less up to $100,000 of interest to pay dissolution expenses and net of taxes payable).

The initial shareholders agreed to waive their liquidation rights with respect to the founder shares if the Company fails to complete a business combination within the Combination Period. However, if the initial shareholders should acquire public shares in or after the initial public offering, they will be entitled to liquidating distributions from the Trust Account with respect to such public shares if the Company fails to complete a business combination within the Combination Period. The underwriters have agreed to waive their rights to their deferred underwriting commission (see Note 5) held in the Trust Account in the event the Company does not complete a business combination within in the Combination Period and, in such event, such amounts will be included with the other funds held in the Trust Account that will be available to fund the redemption of the Company’s public shares. In the event of such distribution, it is possible that the per share value of the residual assets remaining available for distribution (including Trust Account assets) will be only $10.00 per share initially held in the Trust Account. In order to protect the amounts held in the Trust Account, the sponsor has agreed to be liable to the Company if and to the extent any claims by a third party (other than the Company’s independent public accountants) for services rendered or products sold to the Company, or a prospective target business with which the Company has entered into a written letter of intent, confidentiality or other similar agreement or business combination agreement, reduce the amount of funds in the Trust Account to below the lesser of (i) $10.00 per public share and (ii) the actual amount per public share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.00 per public share due to reductions in the value of the trust assets, less taxes payable. This liability will not apply with respect to any claims by a third party or prospective target business who executed a waiver of any and all rights to the monies held in the Trust Account (whether or not such waiver is enforceable) or to any claims under the Company’s indemnity of the underwriters of the initial public offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). The Company will seek to reduce the possibility that the Sponsor must indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers (other than the Company’s registered independent public accounting firms), prospective target businesses or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.

On September 12, 2018 (and under subsequent amendments and/or amendments and restatements thereto), GTY entered into the following agreements:

(1)
an Agreement and Plan of Merger (the “GTY Agreement”) with GTY Technology Holdings Inc., a Massachusetts corporation and a wholly-owned subsidiary of GTY (“New GTY”) and GTY Technology Merger Sub, Inc., a newly formed wholly-owned subsidiary of New GTY;

(2)
an Arrangement Agreement with Bonfire Interactive Ltd. (“Bonfire”), 1176370 B.C. Unlimited Liability Company, 1176363 B.C. Ltd. and the Bonfire Holders’ Representative named therein (the “Bonfire Agreement” and the transactions contemplated by the Bonfire Agreement, the “Bonfire Transaction”);

(3)
an Agreement and Plan of Merger with CityBase, Inc. (“CityBase”), New GTY, GTY CB Merger Sub, Inc. (“CityBase Merger Sub”) and Shareholder Representative Services LLC (the “CityBase Agreement” and the transactions contemplated by the CityBase Agreement, the “CityBase Transaction”);

(4)
an Agreement and Plan of Merger with eCivis Inc. (“eCivis”), GTY EC Merger Sub, Inc. (“eCivis Merger Sub”) and the eCivis Holders’ Representative named therein (the “eCivis Agreement” and the transactions contemplated by the eCivis Agreement, the “eCivis Transaction”);

(5)
an Agreement and Plan of Merger with Open Counter Enterprises Inc. (“OpenCounter”), GTY OC Merger Sub, Inc. (“OpenCounter Merger Sub”) and Shareholder Representative Services LLC (the “OpenCounter Agreement” and the transactions contemplated by the OpenCounter Agreement, the “OpenCounter Transaction”);

(6)
a Share Purchase Agreement with Questica Inc. and Questica USCDN Inc. (together, “Questica”), Exchangeco and each of the Questica Holders named therein (the “Questica Agreement” and the transactions contemplated by the Questica Agreement, the “Questica Transaction”); and

(7)
a Unit Purchase Agreement with Sherpa Government Solutions LLC (“Sherpa”), the holders of the issued and outstanding shares of capital stock of Sherpa (“Sherpa Units”) named therein (the “Sherpa Holders”) and the Sherpa Holders’ Representative named therein (the “Sherpa Agreement” and the transactions contemplated by the Sherpa Agreement, the “Sherpa Transaction”).

Bonfire, CityBase, eCivis, OpenCounter, Questica and Sherpa are collectively referred to herein as the “Targets.” The Bonfire Agreement, CityBase Agreement, eCivis Agreement, OpenCounter Agreement, Questica Agreement, Sherpa Agreement and GTY Agreement are collectively referred to herein as the “Transaction Documents.” The transactions contemplated by the Transaction Documents are collectively referred to herein as the “business combination.”

On February 15, 2019, the business combination was approved by the shareholders of GTY at the extraordinary general meeting of shareholders. In connection with the business combination, 11,073,040 Class A ordinary shares of GTY were redeemed at a per share price of approximately $10.29.

On February 19, 2019 (the “Closing Date”), the Company consummated the business combination, pursuant to which New GTY acquired each of the six Targets mentioned above. In connection with the closing of the business combination (the “Closing”), pursuant to the GTY Agreement, GTY Merger Sub merged with and into GTY, with GTY surviving the merger as a direct, wholly-owned subsidiary of New GTY (the “GTY Merger”). Immediately after the Closing, the Company had 48,511,028 shares of common stock outstanding and 27,093,316 warrants outstanding.

Upon the consummation of the GTY Merger, each outstanding Class A ordinary share of GTY was cancelled and exchanged for one share of New GTY common stock in accordance with the terms of the GTY Agreement. Each Class B Ordinary Share was converted into one Class A Ordinary Share immediately prior to the consummation of the GTY Merger in accordance with GTY’s second amended and restated memorandum and articles of association, following which each Class A Ordinary Share issued upon conversion of the Class B ordinary shares was then cancelled and exchanged for one share of New GTY common stock. In addition, GTY’s outstanding warrants were assumed by New GTY and became exercisable for shares of New GTY common stock on the same terms as were contained in such warrants prior to the GTY Merger.

Further information regarding the business combination and GTY is set forth in (i) the proxy statement/prospectus included in New GTY’s registration statement on Form S-4 (File No. 333-229189) as amended and supplemented, originally filed with the SEC on January 11, 2019 and (ii) New GTY’s Current Report on Form 8-K filed with the SEC on February 19, 2019, as amended by New GTY’s Current Report on Form 8-K12B/A filed with the SEC on March 18, 2019.